UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Health Care Fund

	Shares	Value ($)

Common Stocks 97.1%
Health Care 97.1%
Biotechnology 25.5%
Acorda Therapeutics, Inc.*	50,500	1,142,310
Alexion Pharmaceuticals, Inc.* (a)	81,100	3,660,854
Allos Therapeutics, Inc.*	151,200	1,111,320
AMAG Pharmaceuticals, Inc.*	16,600	681,264
Amgen, Inc.*	81,900	4,892,706
Biogen Idec, Inc.*	50,695	2,545,396
BioMarin Pharmaceutical, Inc.* (a)	137,000	2,256,390
Celera Corp.*	81,100	530,394
Celgene Corp.*	86,058	4,489,646
Cepheid, Inc.*	43,000	515,570

Exelixis, Inc.*	71,300	405,697
Gen-Probe, Inc.*	36,300	1,399,365
Genmab A/S*	10,600	299,820
Genzyme Corp.*	73,400	4,089,114
Gilead Sciences, Inc.* (a)	95,400	4,298,724
Human Genome Sciences, Inc.*	130,500	2,581,290
Illumina, Inc.* (a)	49,500	1,745,865
ImmunoGen, Inc.*	43,400	316,386
Incyte Corp.*	126,400	832,976
Myriad Genetics, Inc.*	30,000	917,100
OSI Pharmaceuticals, Inc.*	24,400	815,448
Regeneron Pharmaceuticals, Inc.*	44,900	1,020,577
Rigel Pharmaceuticals, Inc.* (a)	28,300	199,515
United Therapeutics Corp.*	19,500	1,784,445
Vertex Pharmaceuticals, Inc.*	30,900	1,155,969

		43,688,141
Health Care Services 18.3%
Aetna, Inc.	60,700	1,729,950
Allscripts-Misys Healthcare Solutions, Inc. (a)	113,900	1,691,415
Cardinal Health, Inc.	47,600	1,646,008
Cerner Corp.* (a)	26,700	1,647,657
Covance, Inc.*	23,100	1,226,610
CVS Caremark Corp.	85,285	3,199,893
Express Scripts, Inc.*	41,800	3,018,796
Fresenius Medical Care AG & Co. KGaA	62,523	2,811,655
Laboratory Corp. of America Holdings* (a)	42,300	2,952,117
McKesson Corp.	41,400	2,354,004
MedAssets, Inc.*	41,700	931,161
Medco Health Solutions, Inc.*	54,352	3,001,318
Pharmaceutical Product Development, Inc.	38,000	764,180
Quest Diagnostics, Inc.	33,000	1,780,680
UnitedHealth Group, Inc.	97,620	2,733,360

		31,488,804
Life Sciences Tools & Services 5.4%
Charles River Laboratories International, Inc.*	30,400	1,048,496
Life Technologies Corp.* (a)	72,118	3,211,414
Mettler-Toledo International, Inc.*	10,000	874,000
Thermo Fisher Scientific, Inc.*	91,700	4,145,757

		9,279,667
Medical Supply & Specialty 20.0%
Alcon, Inc.	21,600	2,796,552
Baxter International, Inc. (a)	86,000	4,895,120
Beckman Coulter, Inc.	18,800	1,273,136
Becton, Dickinson & Co.	57,800	4,024,036
C.R. Bard, Inc.	34,400	2,771,952
Covidien PLC	90,000	3,561,300
Hologic, Inc.*	66,800	1,098,860
Masimo Corp.*	49,400	1,240,928
Medtronic, Inc.	119,700	4,584,510
ResMed, Inc.*	25,700	1,179,887
St. Jude Medical, Inc.*	46,300	1,784,402
Stryker Corp.	42,100	1,745,466
Wright Medical Group, Inc.*	53,700	872,088

Zimmer Holdings, Inc.*	53,200	2,519,020

		34,347,257
Pharmaceuticals 27.9%
Abbott Laboratories	84,800	3,835,504
Allergan, Inc.	63,000	3,522,960
Astellas Pharma, Inc.	53,800	2,149,263
Auxilium Pharmaceuticals, Inc.* (a)	26,500	762,935
Bristol-Myers Squibb Co. (a)	168,500	3,728,905
Cardiome Pharma Corp.*	58,600	261,942
Johnson & Johnson	83,900	5,070,916
Merck & Co., Inc. (a)	82,400	2,672,232
Merck KGaA	24,314	2,207,246
Mylan, Inc.* (a)	193,900	2,844,513
Novartis AG (Registered)	45,492	2,112,380
Pfizer, Inc.	171,650	2,866,555
Roche Holding AG (Genusschein)	31,684	5,041,655
Salix Pharmaceuticals Ltd.*	72,000	900,720
Schering-Plough Corp.	124,100	3,497,138
Shire PLC (ADR)	55,700	2,760,492
Wyeth	65,400	3,129,390
XenoPort, Inc.*	26,100	475,803

		47,840,549

Total Common Stocks (Cost $138,592,394)		166,644,418
Securities Lending Collateral 15.6%
Daily Assets Fund Institutional, 0.29% (b) (c) (Cost $26,680,750)	26,680,750	26,680,750
Cash Equivalents 2.7%
Cash Management QP Trust, 0.22% (b) (Cost $4,590,494)	4,590,494	4,590,494
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $169,863,638) †	115.4	197,915,662
Other Assets and Liabilities, Net	(15.4)	(26,378,452)

Net Assets	100.0	171,537,210

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $170,493,021. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $27,422,641. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $38,588,836 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,166,195.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2009 amounted to $25,915,592 which is 15.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments
Biotechnology	$ 43,388,321	$ 299,820	$ —	$ 43,688,141
Health Care Services	28,677,149	2,811,655	—	31,488,804
Life Sciences Tools & Services	9,279,667	—	—	9,279,667
Medical Supply & Specialty	34,347,257	—	—	34,347,257
Pharmaceuticals	36,330,005	11,510,544	—	47,840,549
Short-Term Investments(d)	26,680,750	4,590,494	—	31,271,244
Total	$ 178,703,149	$ 19,212,513	$ —	$ 197,915,662
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009